Related party transactions	12 Months Ended
Dec. 31, 2020
Related party transactions
Related party transactions

27. Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are subject to common control. Related parties may be individuals or corporate entities.

During the years ended December 31, 2018, 2019 and 2020, other than disclosed elsewhere, the Group had the following material related party transactions:

Related Party	Relationship with the Group
Ziroom Inc. and its subsidiaries (“Ziroom”)	A group controlled by Mr. Zuo Hui
Yuanjing Mingde Management Consulting Co., Ltd. (“Yuanjing Mingde”)	A group controlled by Mr. Zuo Hui
Vanlian (Beijing) Decoration Co., Ltd. (“Vanlian”)	An affiliate company of the Group
IFM Investments Limited (“IFM”)	An affiliate company of the Group
Mr. Zuo Hui	Controlling shareholder of the Group
Brokerage firms	Firms that the Group has significant influence in
Tencent	Principal owner of the Group

Tencent has been considered as related party of the Group from July 22, 2020.

(i)The Group entered into the following transactions with related parties:

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

	(in thousands)
Revenues from related parties
Agency services provided to Ziroom	354,247	281,769	55,447
Online marketing services provided to Ziroom	628	19,269	72,309
Agency services provided to Yuanjing Mingde	2,105	11,365	35,154
Agency services provided to Vanlian	4,731	2,610	14,661
Online marketing services provided to Vanlian	276	913	45
Platform services provided to IFM	—	6,942	41,704
Commission support services provided to brokerage firms	—	58,194	201,385
Platform and franchise services provided to brokerage firms	80	4,541	1,870
Total	362,067	385,603	422,575

Agency services refer to services to facilitate home sales or leases. A certain percentage of commission was recognised upon the completion of contracts between referred customers and the related parties stated above.

Online marketing services mainly refer to the technical support, marketing and promotion services provided to the above related parties to promote their own services and products.

27. Related party transactions (Continued)

Platform services refer to the fees the Group charged for using the Group’s ACN and SaaS system. Franchise services refer to the fees the Group charges for using the Group’s Deyou brand.

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

	(in thousands)
Services provided by related parties
Referral services from Ziroom	4,604	482	1,025
Rental and property management services from Yuanjing Mingde	—	850	8,753
Referral services from IFM	—	2,776	8,656
Online marketing services from Tencent	—	—	38,943
Referral services from brokerage firms	515	101,312	426,233
Others	43	2,970	16,343
Total	5,162	108,390	499,953

Referral services provided by related parties mainly refer to customer referrals from related parties.

Rental services mainly include the office rental from Yuanjing Mingde, which was charged based on fair market price.

Online marketing services mainly refer to the cloud, marketing and promotion services provided by Tencent.

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

	(in thousands)
Other income
Interest income from loans provided to Ziroom	1,822	7,825	—
Interest income from loans provided to Yuanjing Mingde	58,709	215,158	92,013
Interest income from loans provided to IFM	1,227	3,993	2,289
Interest income from loans provided to executive directors	—	—	1,800
Interest income from loans provided to others	20	—	1,949
Total	61,778	226,976	98,051

(ii)As of December 31, 2019 and 2020, the Group had the following lease balances and transactions with related parties:

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Operating Leases
Administrative office leases from Ziroom	—	48
Administrative office leases from Yuanjing Mingde	—	94,130
Total operating lease assets	—	94,178
Operating lease liabilities, current from Ziroom	—	49
Operating lease liabilities, current from Yuanjing Mingde	—	9,619
Operating lease liabilities, non-current from Yuanjing Mingde	—	84,080
Total operating lease liabilities	—	93,748

27. Related party transactions (Continued)

	For the Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

	(in thousands)
Operating lease cost from related parties
Operating lease cost form Ziroom	—	—	49
Operating lease cost from Yuanjing Mingde	—	—	1,529
Total	—	—	1,578

(iii)As of December 31, 2019 and 2020, the Group had the following balances with related parties:

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Amounts due from and prepayments to related parties
Ziroom	609,742	335,521
Yuanjing Mingde	140,614	16,433
Vanlian	6,289	21,618
IFM	5,277	6,505
Brokerage firms	5,574	11,060
Executive directors	93,338	—
Tencent (a)	—	35,078
Others	66,472	58,134
Total	927,306	484,349
Amounts due to related parties
Ziroom	123,149	20,615
Yuanjing Mingde	5,384	2,822
Vanlian	100	879
IFM	46,280	15,111
Mr. Zuo Hui	1,094	—
Brokerage firms	86,867	214,335
Others	785	493
Total	263,659	254,255
(a)	Amounts due from and prepayments to Tencent mainly consists of prepayment for advertising resources, marketing and cloud services amounting to RMB11.1 million and RMB24.0 million withheld by Tencent in relation to reissuance of treasury shares in 2019, which shall be received upon completion of certain tax filing procedures by the Company.

27. Related party transactions (Continued)

	As of December 31,
	2019	2020
	RMB	RMB

	(in thousands)
Loan receivables from related parties
Short-term loans to Yuanjing Mingde (b)	1,900,000	—
Short‑term loans to IFM	20,000	20,000
Short-term loans to others (c)	4,576	13,019
Short-term loans to executive directors	4,500	—
Long‑term loans to others	—	3,359
Total	1,929,076	36,378
(b)	In November 2018, the Group entered into a six-month RMB1.9 billion loan agreement with Yuanjing Mingde at a fixed borrowing rate of 10%. The agreement has been renewed with July 15, 2020 as the new maturity date and the borrowing rate has increased to 12%. In July 2020, Yuanjing Mingde repaid the remaining RMB58.3 million interest of the loan.
(c)	The balance of loans to others included the loans provided to entities that the Group invested and has significant influence in for operating of business of these entities, net of allowance for credit losses. In the year ended December 31, 2020, the Group provided RMB2.0 million and RMB9.0 million of loan to two entities it invested which operate home improvement and decoration business, at a fixed annual borrowing rate of 12% and 10%, respectively. At the end of 2020, the management assessed the expected credit losses of the loans to related parties, and provided full allowance for the loans to and interests from these two invested entities, considering the operating difficulties and liquidity issues they encountered. The carrying value of investments amounting to RMB19.9 million was also fully impaired.

In relation to the loans provided to the related parties stated above, the Group charged the related parties based on fair market interest rate, and cash flows resulted from the loans were presented within investing activities in the consolidated statements of cash flows.